Financial income and expenses - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial income and expenses [Abstract]
Increase (decrease) in financial income expense	€ 114	€ 161
Increase (decrease) in net interest expense	€ 21	€ 69